Income Tax	12 Months Ended
Oct. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAX

NOTE 15 – INCOME TAX

The Company is subject to profits tax rate at 25% for income generated for its operation in China and net operating losses can be carried forward for no longer than five years starting from the year subsequent to the year in which the loss was incurred.

The net taxable income (losses) before income taxes and its provision for income taxes comprised of the following:

	Years Ended
	October 31, 2021	October 31, 2020
Income / (loss) attributed to China	2,002,809	3,839,535
PRC statutory tax rate	25%	25%
Income tax expense at statutory rate	500,702	959,884
Reconciliation	46,123	(12,491)
Income tax expense/ (benefit)	546,825	947,393